Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2013
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Parties Transactions And Balances
RELATED PARTIES' TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2013	2012	2011
Income -
Sales to affiliated companies (*)	$116,805	$98,884	$53,490
Participation in expenses	$2,330	$2,063	$3,923
Cost and expenses -
Supplies from affiliated companies (**)	$16,166	$10,908	$44,840

Balances:	December 31,
	2013	2012
Trade receivables and other receivables (*)	$59,889	$24,121
Trade payables and advances(**)	$17,103	$18,475

The purchases from related parties are made at arm’s length. The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI/RCEVS.

(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.